UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

j.p. morgan acceptance corporation ii

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)

Central Index Key Number of depositor: 0001142786

J.P. Morgan Mortgage Trust 2022-DSC1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ________________

Central Index Key Number of underwriter (if applicable): ________________

William Dunn, (212) 648-2049

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT INDEX

99.1	AMC Diligence, LLC (“AMC”) Form ABS Due Diligence-15E
99.2	AMC Data Compare
99.3	AMC Exception Report
99.4	AMC Rating Agency Grades
99.5	AMC Valuation Summary
99.6	AMC Business Purpose Report
99.7	Consolidated Analytics, Inc. (“Consolidated Analytics”) Due Diligence Narrative
99.8	Consolidated Analytics Data Compare
99.9	Consolidated Analytics Exception Report
99.10	Consolidated Analytics Rating Agency Grades
99.11	Consolidated Analytics Valuation Summary
99.12	Consolidated Analytics Property Supplement
99.13	Covius Real Estate Services, LLC (“Covius”) Due Diligence Narrative
99.14	Covius Data Compare
99.15	Covius Exception Report
99.16	Covius Rating Agency Grades
99.17	Covius Valuation Summary
99.18	Covius Business Purpose Supplement Summary
99.19	Covius Business Purpose Supplement by Unit
99.20	Covius ATR QM Report
99.21	Wipro Opus Risk Solutions, LLC (“Opus”) Due Diligence Narrative
99.22	Opus Data Compare
99.23	Opus Exception Report
99.24	Opus Rating Agency Grades
99.25	Opus Valuation Summary
99.26	Opus Supplemental ATR Report
99.27	Phoenix Collateral Advisors, LLC (“Phoenix”) Due Diligence Narrative
99.28	Phoenix Data Compare (Summary)
99.29	Phoenix Data Compare (Detail)
99.30	Phoenix Exception Report
99.31	Phoenix Rating Agency Grades
99.32	Phoenix Valuation Summary
99.33	Phoenix Multi Property Valuation
99.34	Phoenix Business Purpose Report
99.35	Deloitte & Touche LLP Independent Accountants’ Report on Applying Agreed-Upon Procedures

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

J.P. MORGAN ACCEPTANCE CORPORATION II

(Depositor)

Date: November 10, 2022	/s/ Michael Brown
	Name:	Michael Brown
	Title:	Chief Executive Officer (Senior Officer in charge of securitization)